VESSELS HELD UNDER CAPITAL LEASES (Tables)	6 Months Ended
Jun. 30, 2018
Vessels Under Capital Leases [Abstract]
Schedule of book value of vessels under capital lease

(in thousands of $)
Balance at December 31, 2017	2,061
Depreciation	(444)
Balance at June 30, 2018	1,617

Schedule of outstanding obligations under capital leases
The outstanding obligations under capital leases at June 30, 2018 are payable as follows:

(in thousands of $)
2018 (remaining six months)	2,996
2019	5,944
2020	1,791
2021	—
2022	—
Thereafter	—
Minimum lease payments	10,731
Less: imputed interest	(606)
Present value of obligations under capital leases	10,125

Schedule of purchase options
As of June 30, 2018, we had the following purchase option for the vessel:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Eclipse	April 2019	36,250
Golden Eclipse	April 2020	33,550